                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Federal Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2003

Date of reporting period: October 31, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FEDERAL SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report

For the year ended October 31, 2003

TOTAL RETURN FOR THE 12-MONTHS ENDED OCTOBER 31, 2003

                                                LEHMAN            LIPPER
                                         BROTHERS U.S.      GENERAL U.S.
                                            GOVERNMENT        GOVERNMENT
 CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)    FUNDS INDEX(2)
   1.70%    0.89%     0.91%     1.85%          2.90%           2.09%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Interest rates remained within a narrow range during the first half of the 12-month period ended October 31, 2003, with the rate on the benchmark 5-year Treasury note ranging between 2.5 percent and 3.25 percent. Interest rates were held in a tight range by fears over the potential for war in Iraq, which undermined investors' confidence. The second half of the period, by contrast, witnessed considerable interest-rate volatility. In May 2003, amid continuing economic uncertainty, the Federal Reserve Board expressed concerns about the potential for deflation. The yield on the 5-year Treasury note fell sharply, briefly dropping below 2 percent in mid June. Interest rates reversed course once again during the summer as market participants sensed signs of a return to firm economic growth. Interest rates remained volatile through the end of the period, dropping sharply in September and resuming their upward climb in October.

Mortgage-backed securities performed relatively well through the first half of the period as interest rates remained relatively stable, reducing fears of a spike in volatility related to prepayments. In this calmer environment, option-adjusted spreads--the difference between yields offered by mortgage-backed securities and Treasury securities, adjusted for prepayment risk--tended to narrow. When interest rates subsequently plunged, however, fear of a sharp rise in prepayments led mortgage spreads to widen considerably relative to Treasuries, especially so for higher coupon mortgage securities. This pattern persisted through the end of the period with spreads remaining wider for higher coupon securities than for those with lower coupons.

PERFORMANCE ANALYSIS

The Fund's underperformance of its benchmark index for the 12-month period primarily was due to our emphasis on higher-coupon mortgage-backed securities. Given our expectation that the economy was poised for recovery, we thought it prudent to shift the Fund's holdings in the mortgage sector into securities with higher coupons that are priced for faster prepayment speeds than our models suggest are likely to occur. This strategy negatively affected the Fund's relative returns during the period as market participants' expectations for even faster prepayments limited performance of these securities.

The Fund's relative performance also suffered during the first nine months of the period because of our decision to reduce its interest-rate sensitivity. We took this step based on our assessment that the market's expectations for the economy's return to normal growth were exceedingly slow. When the Federal Reserve made its concerns about deflation known, market participants grew even more pessimistic about the pace of economic recovery, causing rates to fall. The Fund's low interest-rate sensitivity proved beneficial during the last three months of the period, however, when positive economic data led to a rising-rate environment.

   PORTFOLIO COMPOSITION
   Federal National Mortgage Assoc             33.8%
   Federal Home Loan Mortgage Corp             28.7
   Short Term Investments                      28.0
   Government National Mortgage Assoc           5.5
   U.S. Government Obligations                  4.0

   CREDIT ANALYSES
   AAA                                        100%

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND INVESTS IN DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND ITS AGENCIES, AS WELL AS IN MORTGAGE-BACKED SECURITIES (INCLUDING
   COLLATERIZED-MORTGAGE OBLIGATIONS) ISSUED BY U.S. GOVERNMENT AGENCIES OR PRIVATE LENDERS.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

($ IN THOUSANDS)

                FUND ++  LEHMAN (1) LIPPER (2)
10/31/93       $ 10,000   $ 10,000   $ 10,000
10/31/94       $ 9,308    $ 9,553    $ 9,431
10/31/95       $ 10,787   $ 11,022   $ 10,772
10/31/96       $ 11,196   $ 11,586   $ 11,235
10/31/97       $ 12,080   $ 12,590   $ 12,179
10/31/98       $ 13,330   $ 14,010   $ 13,250
10/31/99       $ 12,918   $ 13,841   $ 13,060
10/31/2000     $ 13,727   $ 14,953   $ 13,960
10/31/2001     $ 15,289   $ 17,208   $ 15,942
10/31/2002     $ 16,108   $ 18,310   $ 16,786
10/31/2003     $ 16,251   $ 18,842   $ 17,137

ENDING VALUE

FUND ++      LEHMAN (1)    LIPPER (2)
$16,251      $18,842       $17,137

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED OCTOBER 31, 2003

                                      CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+     CLASS D SHARES#
                                         07/28/97              03/31/87             07/28/97            07/28/97
  SYMBOL                                  FDLAX                 FDLBX                FDLCX                FDLDX
  1 YEAR                                     1.70%(3)              0.89%(3)            0.91%(3)             1.85%(3)
                                            (2.63)(4)             (3.95)(4)           (0.06)(4)               --
  5 YEARS                                    4.98(3)               4.04(3)             4.05(3)              4.95(3)
                                             4.07(4)               3.72(4)             4.05(4)                --
  10 YEARS                                     --                  4.98(3)               --                   --
                                               --                  4.98(4)               --                   --
  SINCE INCEPTION                            6.30(3)               6.53(3)             5.44(3)              6.16(3)
                                             5.56(4)               6.53(4)             5.44(4)

----------
Notes on Performance

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
#    CLASS D HAS NO SALES CHARGE.
++   CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2003.

MORGAN STANLEY FEDERAL SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2003

PRINCIPAL
AMOUNT IN                                                                         COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATES                                       RATE          VALUE
-----------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (117.6%)
              FEDERAL HOME LOAN MORTGAGE CORP. (22.0% )
$    5,000    *                                                                      5.00%   $    5,076,560
    77,200    *                                                                      6.00        79,544,879
     7,076    04/01/20 - 05/01/32                                                    7.50         7,556,732
     5,028    10/01/10 - 02/01/20                                                    9.50         5,604,803
       996    06/01/16 - 10/01/19                                                   10.00         1,113,088
       181    02/01/16 - 12/01/17                                                   10.50           203,639
                                                                                             --------------
                                                                                                 99,099,701
                                                                                             --------------
              FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (27.5% )
    77,150    *                                                                      6.50        80,236,000
    16,696    06/01/28 - 08/01/33                                                    6.50        17,365,836
    19,143    01/01/30 - 08/01/32                                                    7.50        20,443,129
     5,174    02/01/23 - 07/01/31                                                    8.00         5,563,765
                                                                                             --------------
                                                                                                123,608,730
                                                                                             --------------
              FEDERAL NATIONAL MORTGAGE ASSOC. (58.5%)
    20,600    *                                                                      4.50        20,574,250
     5,000    *                                                                      5.00         5,078,125
    84,700    *                                                                      5.50        86,019,049
    25,939    02/01/33 - 03/01/33                                                    6.00        26,633,976
     7,779    05/01/31 - 03/01/33                                                    6.50         8,081,946
    25,000    *                                                                      6.50        25,968,750
    66,810    07/01/23 - 11/01/33                                                    7.00        70,338,543
    13,977    09/01/29 - 06/01/32                                                    7.50        14,894,647
     3,956    05/01/24 - 02/01/32                                                    8.00         4,255,342
       555    01/01/22 - 04/01/25                                                    8.50           596,390
       252    09/01/16 - 05/01/20                                                    9.50           281,203
        62    03/01/16 - 02/01/18                                                    9.75            68,918
                                                                                             --------------
                                                                                                262,791,139
                                                                                             --------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. (9.4%)
    10,200    *                                                                      5.50        10,295,625
    15,000    *                                                                      6.00        15,487,500
     4,900    *                                                                      6.50         5,129,688
     5,200    08/15/25 - 05/15/29                                                    6.50         5,444,479
        77    01/15/29 - 08/15/29                                                    7.50            82,048
     1,599    10/15/19 - 10/15/24                                                    8.50         1,732,182
     3,347    11/15/17 - 06/15/20                                                    9.50         3,713,337
       122    05/15/16 - 11/15/20                                                   10.00           137,410
                                                                                             --------------
                                                                                                 42,022,269
                                                                                             --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATES                                       RATE          VALUE
-----------------------------------------------------------------------------------------------------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.2%)
$      853    05/20/30                                                               8.00%   $      914,781
                                                                                             --------------
              TOTAL MORTGAGE-BACKED SECURITIES
               (COST $526,055,444)                                                              528,436,620
                                                                                             --------------

              U.S. GOVERNMENT OBLIGATION (6.9%)
              U.S. TREASURY NOTE
    29,400    11/15/04 (COST $30,751,490)                                           5.875        30,776,978
                                                                                             --------------

                                                                    COUPON      MATURITY
                                                                     RATE         DATE
                                                                    ------      --------
              SHORT-TERM INVESTMENTS (48.4%)
              U.S. GOVERNMENT AGENCY & OBLIGATIONS (a) (31.8%)
    20,000    Federal Home Loan Bank                                 1.06        01/02/04        19,962,900
     1,600    U.S. Treasury Bill+                                    0.935       11/15/04         1,596,966
    85,000    U.S. Treasury Bond                                    11.875       11/15/03        85,292,230
    36,000    U.S. Treasury Notes                                 4.25 - 4.75   11/15/03 -
                                                                                 02/15/04        36,206,028
                                                                                             --------------
              TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS
               (COST $143,146,302)                                                              143,058,124
                                                                                             --------------
              REPURCHASE AGREEMENT (16.6%)
    74,395    Joint repurchase agreement account
               (dated 10/31/03 proceeds $74,401,602) (b)
               (COST $74,395,000)                                   1.065        11/03/03        74,395,000
                                                                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $217,541,302)                                                              217,453,124
                                                                                             --------------
              TOTAL INVESTMENTS
               (COST $774,348,236) (C) (D)                                          172.9%      776,666,722
              LIABILITIES IN EXCESS OF OTHER ASSETS                                 (72.9)     (327,378,325)
                                                                                    -----      ------------

              NET ASSETS                                                            100.0%   $  449,288,397
                                                                                    =====    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

----------
     PC   PARTICIPATION CERTIFICATE.
     + THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
     * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
     (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
     (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $417,916,432 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
     (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $780,648,676. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $2,893,974 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $6,875,928, RESULTING IN NET UNREALIZED DEPRECIATION OF $3,981,954.

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2003:

                                         DESCRIPTION,                 UNDERLYING
NUMBER OF                               DELIVERY MONTH,               FACE AMOUNT           UNREALIZED
CONTRACTS       LONG/SHORT                 AND YEAR                    AT VALUE            DEPRECIATION
-------------------------------------------------------------------------------------------------------
     15            Long        U.S. Treasury Bonds
                               December/2003                         $  1,630,781          $      (510)
    200            Short       U.S. 2 Year Treasury Notes
                               December/2003                          (42,893,752)            (248,849)
    309            Short       U.S. 5 Year Treasury Notes
                               December/2003                          (34,550,062)            (365,325)
     87            Short       U.S. 10 Year Treasury Notes
                               December/2003                           (9,769,829)             (65,336)
                                                                                           -----------
                           Total unrealized depreciation                                   $  (680,020)
                                                                                           ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2003

ASSETS:
Investments in securities, at value (including a repurchase agreement of $74,395,000) (cost $774,348,236)   $  776,666,722
Receivable for:
  Interest                                                                                                       7,867,351
  Shares of beneficial interest sold                                                                               430,708
  Principal paydowns                                                                                               183,565
Prepaid expenses and other assets                                                                                   62,179
                                                                                                            --------------
    TOTAL ASSETS                                                                                               785,210,525
                                                                                                            --------------
LIABILITIES:
Payable for:
  Investments purchased                                                                                        334,608,877
  Shares of beneficial interest redeemed                                                                           409,221
  Distribution fee                                                                                                 303,071
  Investment management fee                                                                                        211,293
  Dividends to shareholders                                                                                        119,163
  Variation margin                                                                                                  90,985
Payable to bank                                                                                                     29,834
Accrued expenses                                                                                                   149,684
                                                                                                            --------------
    TOTAL LIABILITIES                                                                                          335,922,128
                                                                                                            --------------
    NET ASSETS                                                                                              $  449,288,397
                                                                                                            ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                                             $  460,732,692
Net unrealized appreciation                                                                                      1,638,466
Dividends in excess of net investment income                                                                    (6,240,071)
Accumulated net realized loss                                                                                   (6,842,690)
                                                                                                            --------------
    NET ASSETS                                                                                              $  449,288,397
                                                                                                            ==============
CLASS A SHARES:
Net Assets                                                                                                  $   18,408,924
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                        1,981,219
    NET ASSET VALUE PER SHARE                                                                               $         9.29
                                                                                                            ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)                                                         $         9.70
                                                                                                            ==============
CLASS B SHARES:
Net Assets                                                                                                  $  394,398,950
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                       43,239,339
    NET ASSET VALUE PER SHARE                                                                               $         9.12
                                                                                                            ==============
CLASS C SHARES:
Net Assets                                                                                                  $   16,803,257
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                        1,826,001
    NET ASSET VALUE PER SHARE                                                                               $         9.20
                                                                                                            ==============
CLASS D SHARES:
Net Assets                                                                                                  $   19,677,266
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                                        2,161,378
    NET ASSET VALUE PER SHARE                                                                               $         9.10
                                                                                                            ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2003

NET INVESTMENT INCOME:
INTEREST INCOME                                                                              $  13,047,935
                                                                                             -------------
EXPENSES
Distribution fee (Class A shares)                                                                   38,850
Distribution fee (Class B shares)                                                                3,749,626
Distribution fee (Class C shares)                                                                  157,980
Investment management fee                                                                        2,744,335
Transfer agent fees and expenses                                                                   460,524
Custodian fees                                                                                      77,187
Professional fees                                                                                   68,250
Registration fees                                                                                   61,154
Shareholder reports and notices                                                                     60,400
Trustees' fees and expenses                                                                         19,755
Other                                                                                               32,277
                                                                                             -------------
    TOTAL EXPENSES                                                                               7,470,338
                                                                                             -------------
    NET INVESTMENT INCOME                                                                        5,577,597
                                                                                             -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                                                   20,225,909
  Futures contracts                                                                             (1,920,982)
                                                                                             -------------
    NET REALIZED GAIN                                                                           18,304,927
                                                                                             -------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                                                  (18,363,796)
  Futures contracts                                                                               (558,351)
                                                                                             -------------
    NET DEPRECIATION                                                                           (18,922,147)
                                                                                             -------------
    NET LOSS                                                                                      (617,220)
                                                                                             -------------
NET INCREASE                                                                                 $   4,960,377
                                                                                             =============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR        FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             OCTOBER 31, 2003    OCTOBER 31, 2002
                                                                             ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $    5,577,597      $   19,214,124
Net realized gain                                                                 18,304,927           6,761,378
Net change in unrealized depreciation                                            (18,922,147)           (955,725)
                                                                              --------------      --------------

    NET INCREASE                                                                   4,960,377          25,019,777
                                                                              --------------      --------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                      (882,181)           (501,157)
Class B shares                                                                   (17,967,709)        (20,611,718)
Class C shares                                                                      (756,668)           (692,770)
Class D shares                                                                    (1,074,018)           (411,522)
                                                                              --------------      --------------

    TOTAL DIVIDENDS                                                              (20,680,576)        (22,217,167)
                                                                              --------------      --------------

Net increase (decrease) from transactions in shares of beneficial interest       (65,140,797)          6,948,952
                                                                              --------------      --------------

    NET INCREASE (DECREASE)                                                      (80,860,996)          9,751,562

NET ASSETS:
Beginning of period                                                              530,149,393         520,397,831
                                                                              --------------      --------------

END OF PERIOD
  (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF
  $6,240,071 AND $9,037,442, RESPECTIVELY)                                    $  449,288,397      $  530,149,393
                                                                              ==============      ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - OCTOBER 31, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price prior to the time of valuation; (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (5) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S.

Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. OPTIONS AND FUTURES -- (1) Written options on debt obligations: When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability which is subsequently marked-to-market to reflect the current market value. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option; (2) Purchased options on debt obligations: When the Fund purchases a call or put option, the premium paid is recorded as an investment which is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid; (3) Futures contracts: A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $14,520,987 at October 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $65,207, $574,798 and $25,971, respectively and received $125,880 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended October 31, 2003 were $3,831,058,422 and $3,675,286,483, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $6,900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended October 31, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $7,246. At October 31, 2003, the Fund had an accrued pension liability of $59,655 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, or in the case of written options, to close out long or short positions in futures contracts, the Fund may enter into written options on interest rate futures and interest rate futures contracts ("derivative instruments").

These derivative instruments involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At October 31, 2003, the Fund had outstanding interest rate futures contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                     FOR THE YEAR
                                                           ENDED                           ENDED
                                                      OCTOBER 31, 2003                OCTOBER 31, 2002
                                                -----------------------------    ------------------------------
                                                   SHARES          AMOUNT          SHARES            AMOUNT
                                                -----------   ---------------    -----------     --------------
CLASS A SHARES
Sold                                             12,080,315   $   115,068,690      6,166,846     $   58,739,603
Reinvestment of dividends                            33,582           317,262         21,280            199,194
Redeemed                                        (12,504,404)     (119,103,199)    (4,720,385)       (44,950,125)
                                                -----------   ---------------    -----------     --------------
Net increase (decrease) -- Class A                 (390,507)       (3,717,247)     1,467,741         13,988,672
                                                -----------   ---------------    -----------     --------------
CLASS B SHARES
Sold                                              7,519,978        70,233,933     12,253,212        113,131,601
Reinvestment of dividends                         1,178,747        10,944,394      1,332,161         12,207,015
Redeemed                                        (16,018,721)     (149,116,736)   (15,452,801)      (142,001,347)
                                                -----------   ---------------    -----------     --------------
Net decrease -- Class B                          (7,319,996)      (67,938,409)    (1,867,428)       (16,662,731)
                                                -----------   ---------------    -----------     --------------
CLASS C SHARES
Sold                                              2,622,184        24,769,208      1,907,938         17,670,363
Reinvestment of dividends                            49,570           464,326         48,044            444,238
Redeemed                                         (2,858,868)      (26,941,553)    (1,559,125)       (14,406,069)
                                                -----------   ---------------    -----------     --------------
Net increase (decrease) -- Class C                 (187,114)       (1,708,019)       396,857          3,708,532
                                                -----------   ---------------    -----------     --------------
CLASS D SHARES
Sold                                              4,907,298        45,931,401      4,026,794         37,284,781
Reinvestment of dividends                            70,736           653,850         28,568            262,032
Redeemed                                         (4,126,214)      (38,362,373)    (3,410,934)       (31,632,334)
                                                -----------   ---------------    -----------     --------------
Net increase -- Class D                             851,820         8,222,878        644,428          5,914,479
                                                -----------   ---------------    -----------     --------------
Net increase (decrease) in Fund                  (7,045,797)  $   (65,140,797)       641,598     $    6,948,952
                                                -==========   ===============    ===========     ==============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                  FOR THE YEAR        FOR THE YEAR
                                                     ENDED                ENDED
                                                OCTOBER 31, 2003    OCTOBER 31, 2002
                                                ----------------    ----------------
Ordinary income                                   $  20,670,896       $  22,244,375

As of October 31, 2003, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income                     $     178,835
Undistributed long-term gains                                --
                                                  -------------
Net accumulated earnings                                178,835
Capital loss carryforward*                           (6,782,848)
Temporary differences                                  (178,818)
Net unrealized depreciation                          (4,661,464)
                                                  -------------
Total accumulated losses                          $ (11,444,295)
                                                  =============

*As of October 31, 2003, the Fund had a net capital loss carryforward of $6,782,848 of which $690,086 will expire on October 31, 2004, $2,381,171 will expire on October 31, 2007 and $3,711,591 will expire on October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to reclassifications of net losses on paydowns and tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged $19,373,353, paid-in-capital was credited $1,473,003 and dividends in excess of net investment income was credited $17,900,350.

MORGAN STANLEY FEDERAL SECURITIES TRUST
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------
                                                           2003         2002         2001         2000         1999
                                                        ----------   ----------   ----------   ----------   ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                    $     9.58   $     9.51   $     8.98   $     9.01   $     9.79
                                                        ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                       0.12         0.43         0.54         0.63         0.62
  Net realized and unrealized gain
   (loss)                                                     0.04         0.12         0.53        (0.03)       (0.78)
                                                        ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                                   0.16         0.55         1.07         0.60        (0.16)
                                                        ----------   ----------   ----------   ----------   ----------
Less dividends from net investment
 income                                                      (0.45)       (0.48)       (0.54)       (0.63)       (0.62)
                                                        ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                          $     9.29   $     9.58   $     9.51   $     8.98   $     9.01
                                                        ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                                 1.70%        6.14%       12.28%        6.97%       (1.66)%

RATIOS TO AVERAGE NET ASSETS:(1)
Expenses                                                      0.92%        0.90%        0.91%        0.82%        0.91%
Net investment income                                         1.69%        4.51%        5.90%        7.05%        6.65%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                 $   18,409   $   22,713   $    8,593   $    4,821   $    4,272
Portfolio turnover rate                                        654%          25%         157%          64%          17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------
                                                           2003         2002         2001         2000         1999
                                                        ----------   ----------   ----------   ----------   ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                    $     9.42   $     9.35   $     8.85   $     8.87   $     9.72
                                                        ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                       0.05         0.36         0.47         0.55         0.55
  Net realized and unrealized gain
   (loss)                                                     0.03         0.12         0.50        (0.02)       (0.85)
                                                        ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                                   0.08         0.48         0.97         0.53        (0.30)
                                                        ----------   ----------   ----------   ----------   ----------
Less dividends from net investment
 income                                                      (0.38)       (0.41)       (0.47)       (0.55)       (0.55)
                                                        ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                          $     9.12   $     9.42   $     9.35   $     8.85   $     8.87
                                                        ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                                 0.89%        5.36%       11.38%        6.26%       (3.09)%

RATIOS TO AVERAGE NET ASSETS:(1)
Expenses                                                      1.56%        1.55%        1.56%        1.57%        1.55%
Net investment income                                         1.05%        3.86%        5.25%        6.30%        6.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                 $  394,399   $  476,023   $  490,351   $  456,418   $  540,916
Portfolio turnover rate                                        654%          25%         157%          64%          17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------
                                                           2003         2002         2001         2000         1999
                                                        ----------   ----------   ----------   ----------   ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                    $     9.50   $     9.43   $     8.93   $     8.95   $     9.80
                                                        ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                       0.06         0.36         0.48         0.56         0.56
  Net realized and unrealized gain
   (loss)                                                     0.03         0.12         0.50        (0.02)       (0.85)
                                                        ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                                   0.09         0.48         0.98         0.54        (0.29)
                                                        ----------   ----------   ----------   ----------   ----------
Less dividends from net investment
 income                                                      (0.39)       (0.41)       (0.48)       (0.56)       (0.56)
                                                        ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                          $     9.20   $     9.50   $     9.43   $     8.93   $     8.95
                                                        ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                                 0.91%        5.35%       11.33%        6.26%       (3.03)%

RATIOS TO AVERAGE NET ASSETS:(1)
Expenses                                                      1.56%        1.55%        1.56%        1.57%        1.55%
Net investment income                                         1.05%        3.86%        5.25%        6.30%        6.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                 $   16,803   $   19,116   $   15,248   $   10,191   $   10,995
Portfolio turnover rate                                        654%          25%         157%          64%          17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                      FOR THE YEAR ENDED OCTOBER 31,
                                                        --------------------------------------------------------------
                                                           2003         2002         2001         2000         1999
                                                        ----------   ----------   ----------   ----------   ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                    $     9.39   $     9.33   $     8.84   $     8.86   $     9.69
                                                        ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
  Net investment income                                       0.13         0.43         0.55         0.63         0.63
  Net realized and unrealized gain
   (loss)                                                     0.04         0.12         0.49        (0.02)       (0.83)
                                                        ----------   ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                                   0.17         0.55         1.04         0.61        (0.20)
                                                        ----------   ----------   ----------   ----------   ----------
Less dividends from net investment
 income                                                      (0.46)       (0.49)       (0.55)       (0.63)       (0.63)
                                                        ----------   ----------   ----------   ----------   ----------

Net asset value, end of period                          $     9.10   $     9.39   $     9.33   $     8.84   $     8.86
                                                        ==========   ==========   ==========   ==========   ==========

TOTAL RETURN+                                                 1.85%        6.14%       12.23%        7.17%       (2.08)%

RATIOS TO AVERAGE NET ASSETS:(1)
Expenses                                                      0.71%        0.70%        0.71%        0.72%        0.70%
Net investment income                                         1.90%        4.71%        6.10%        7.15%        6.86%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands                 $   19,677   $   12,297   $    6,206   $    4,378   $    5,590
Portfolio turnover rate                                        654%          25%         157%          64%          17%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITES TRUST
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF MORGAN
STANLEY FEDERAL SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Federal Securities Trust (the "Fund"), including the portfolio of investments, as of October 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Federal Securities Trust as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 17, 2003

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2003, 58.20% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

MORGAN STANLEY FEDERAL SECURITES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                             NUMBER OF
                                                                                                            PORTFOLIOS
                                                   TERM OF                                                   IN FUND
                                     POSITION(S) OFFICE AND                                                  COMPLEX
    NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF                                                  OVERSEEN
      INDEPENDENT TRUSTEE            REGISTRANT  TIME SERVED*  PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS** BY TRUSTEE***
------------------------------------ ----------- ------------  -------------------------------------------- -------------
Michael Bozic (62)                   Trustee     Since         Retired; Director or Trustee of the          211
c/o Mayer, Brown, Rowe & Maw LLP                 April 1994    Retail Funds and TCW/DW Term Trust
Counsel to the Independent Directors                           2003 (since April 1994) and the
1675 Broadway                                                  Institutional Funds (since July 2003);
New York, NY                                                   formerly Vice Chairman of Kmart
                                                               Corporation (December 1998-
                                                               October2000), Chairman and Chief
                                                               Executive Officer of Levitz
                                                               Furniture Corporation (November
                                                               1995- November 1998) and President
                                                               and Chief Executive Officer of Hills
                                                               Department Stores (May 1991-
                                                               July 1995); formerly variously
                                                               Chairman, Chief Executive Officer,
                                                               President and Chief Operating
                                                               Officer (1987-1991) of the Sears
                                                               Merchandise Group of Sears,
                                                               Roebuck & Co.

Edwin J. Garn (71)                   Trustee     Since         Director or Trustee of the Retail Funds      211
c/o Summit Ventures LLC                          January 1993  and TCW/DW Term Trust 2003 (since
1 Utah Center                                                  January 1993) and the Institutional
201 S. Main Street                                             Funds (since July 2003); member of
Salt Lake City, UT                                             the Utah Regional Advisory Board of
                                                               Pacific Corp.; formerly United States
                                                               Senator (R-Utah) (1974-1992) and
                                                               Chairman, Senate Banking Committee
                                                               (1980-1986), Mayor of Salt Lake City,
                                                               Utah (1971-1974), Astronaut, Space
                                                               Shuttle Discovery (April 12-19, 1985),
                                                               and Vice Chairman, Huntsman
                                                               Corporation (chemical company).

Wayne E. Hedien (69)                 Trustee     Since         Retired; Director or Trustee of the          211
c/o Mayer, Brown, Rowe & Maw LLP                 September     Retail Funds and TCW/DW Term Trust
Counsel to the Independent Directors             1997          2003; (Since September 1997) and
1675 Broadway                                                  the Institutional Funds (since
New York, NY                                                   July 2003); formerly associated with
                                                               the Allstate Companies (1966-1994),
                                                               most recently as Chairman of The
                                                               Allstate Corporation (March 1993-
                                                               December 1994) and Chairman and
                                                               Chief Executive Officer of its wholly-
                                                               owned subsidiary, Allstate Insurance
                                                               Company (July 1989-December 1994).

        NAME, AGE AND ADDRESS OF
         INDEPENDENT TRUSTEE         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------ -----------------------------------
Michael Bozic (62)                   Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw LLP
Counsel to the Independent Directors
1675 Broadway
New York, NY

Edwin J. Garn (71)                   Director of Franklin Covey (time
c/o Summit Ventures LLC              management systems), BMW Bank of
1 Utah Center                        North America, Inc. (industrial loan
201 S. Main Street                   corporation), United Space Alliance
Salt Lake City, UT                   (joint venture between Lockheed
                                     Martin and the Boeing Company) and
                                     Nuskin Asia Pacific (multilevel
                                     marketing); member of the board of
                                     various civic and charitable
                                     organizations.

Wayne E. Hedien (69)                 Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw LLP     mortgage insurance); Trustee and Vice
Counsel to the Independent Directors Chairman of The Field Museum of
1675 Broadway                        Natural History; director of various
New York, NY                         other business and charitable
                                     organizations.

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                   TERM OF                                                    IN FUND
                                     POSITION(S) OFFICE AND                                                   COMPLEX
    NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF                                                   OVERSEEN
      INDEPENDENT TRUSTEE            REGISTRANT  TIME SERVED*  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***
------------------------------------ ----------- ------------  --------------------------------------------  -------------
Dr.Manuel H. Johnson (54)            Trustee     Since         Chairman of the Audit Committee and           211
c/o Johnson Smick International,                 July 1991     Director or Trustee of the Retail Funds
 Inc.                                                          and TCW/DW Term Trust 2003 (since
2099 Pennsylvania Avenue, N.W.                                 July 1991) and the Institutional Funds
Suite 950                                                      (since July 2003); Senior Partner,
Washington, D.C.                                               Johnson Smick International, Inc., a
                                                               consulting firm; Co-Chairman and a
                                                               founder of the Group of Seven Council
                                                               (G7C), an international economic
                                                               commission; formerly Vice Chairman of
                                                               the Board of Governors of the Federal
                                                               Reserve System and Assistant
                                                               Secretary of the U.S. Treasury.

Joseph J. Kearns (61)                Trustee     Since         Deputy Chairman of the Audit                 212
PMB754                                           July 2003     Committee and Director or Trustee of
23852 Pacific Coast Highway                                    the Retail Funds and TCW/DW Term
Malibu, CA                                                     Trust 2003 (since July 2003) and the
                                                               Institutional Funds (since
                                                               August 1994); previously Chairman of
                                                               the Audit Committee of the
                                                               Institutional Funds
                                                               (October 2001-July 2003); President,
                                                               Kearns & Associates LLC (investment
                                                               consulting); formerly CFO of the J.
                                                               Paul Getty Trust.

Michael E. Nugent (67)               Trustee     Since         Chairman of the Insurance Committee          211
c/o Triumph Capital, L.P.                        July 1991     and Director or Trustee of the Retail
445 Park Avenue                                                Funds and TCW/DW Term Trust 2003
New York, NY                                                   (since July 1991) and the Institutional
                                                               Funds (since July 2001); General
                                                               Partner of Triumph Capital, L.P., a
                                                               private investment partnership;
                                                               formerly Vice President, Bankers
                                                               Trust Company and BT Capital
                                                               Corporation (1984-1988).

Fergus Reid (71)                     Trustee     Since         Chairman of the Governance                   212
85 Charles Colman Blvd.                          July 2003     Committee and Director or Trustee of
Pawling, NY                                                    the Retail Funds and TCW/DW Term
                                                               Trust 2003 (since July 2003) and the
                                                               Institutional Funds (since June 1992);
                                                               Chairman of Lumelite Plastics Corporation.

     NAME, AGE AND ADDRESS OF
        INDEPENDENT TRUSTEE          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------ -----------------------------------
Dr. Manuel H. Johnson (54)           Director of NVR, Inc. (home
c/o Johnson Smick International,     construction); Chairman and Trustee of
 Inc.                                the Financial Accounting Foundation
2099 Pennsylvania Avenue, N.W.       (oversight organization of the Financial
Suite 950                            Accounting Standards Board); Director
Washington, D.C.                     of RBS Greenwich Capital Holdings
                                     (financial holding company).

Joseph J. Kearns (61)                Director of Electro Rent Corporation
PMB754                               (equipment leasing), The Ford Family
23852 Pacific Coast Highway          Foundation, and the UCLA Foundation.
Malibu, CA

Michael E. Nugent (67)               Director of various business
c/o Triumph Capital, L.P.            organizations.
445 Park Avenue
New York, NY

Fergus Reid (71)                     Trustee and Director of certain
85 Charles Colman Blvd.              investment companies in the JPMorgan
Pawling, NY                          Funds complex managed by JP
                                     Morgan Investment Management Inc.

INTERESTED TRUSTEES:

                                                                                                              NUMBER OF
                                                                                                             PORTFOLIOS
                                                   TERM OF                                                    IN FUND
                                     POSITION(S) OFFICE AND                                                   COMPLEX
    NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF                                                   OVERSEEN
      INDEPENDENT TRUSTEE            REGISTRANT  TIME SERVED*  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS** BY TRUSTEE***
------------------------------------ ----------- ------------  --------------------------------------------  -------------
Charles A. Fiumefreddo (70)          Chairman of Since         Chairman and Director or Trustee of           211
c/o Morgan Stanley Trust             the Board   July 1991     the Retail Funds and TCW/DW Term
Harborside Financial Center,         and Trustee               Trust 2003 (since July 1991) and the
Plaza Two,                                                     Institutional Funds (since July 2003);
Jersey City, NJ                                                formerly Chief Executive Officer of the
                                                               Retail Funds and the TCW/DW Term
                                                               Trust 2003 (until September 2002).

James F. Higgins (55)                Trustee     Since         Director or Trustee of the Retail Funds      211
c/o Morgan Stanley Trust                         June 2000     and TCW/DW Term Trust 2003 (since
Harborside Financial Center,                                   June 2000) and the Institutional Funds
Plaza Two,                                                     (since July 2003); Senior Advisor of
Jersey City, NJ                                                Morgan Stanley (since August 2000);
                                                               Director of the Distributor and
                                                               Dean Witter Realty Inc.; previously
                                                               President and Chief Operating
                                                               Officer of the Private Client Group
                                                               of Morgan Stanley
                                                               (May 1999-August 2000), and President
                                                               and Chief Operating Officer of
                                                               Individual Securities of Morgan
                                                               Stanley (February 1997-May 1999).

Philip J. Purcell (60)               Trustee     Since         Director or Trustee of the Retail Funds      211
1585 Broadway                                    April 1994    and TCW/DW Term Trust 2003 (since
New York, NY                                                   April 1994) and the Institutional Funds
                                                               (since July 2003); Chairman of the
                                                               Board of Directors and Chief
                                                               Executive Officer of Morgan Stanley
                                                               and Morgan Stanley DW Inc.;
                                                               Director of the Distributor;
                                                               Chairman of the Board of Directors
                                                               and Chief Executive Officer of
                                                               Novus Credit Services Inc.;
                                                               Director and/or officer of various
                                                               Morgan Stanley subsidiaries.

     NAME, AGE AND ADDRESS OF
        INDEPENDENT TRUSTEE          OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------ -----------------------------------
Charles A. Fiumefreddo (70)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (55)                Director of AXA Financial, Inc.
c/o Morgan Stanley Trust             and The Equitable Life
Harborside Financial Center,         Assurance Society of the
Plaza Two,                           United States (financial
Jersey City, NJ                      services).

Philip J. Purcell (60)               Director of American Airlines,
1585 Broadway                        Inc. and its parent company,
New York, NY                         AMR Corporation.

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                         TERM OF
                                       POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF             HELD WITH       LENGTH OF
     INDEPENDENT TRUSTEE               REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
------------------------------------   -----------     ------------       ----------------------------------------------
Mitchell M. Merin (50)                 President       Since May 1999     President and Chief Operating
1221 Avenue of the Americas                                               Officer of Morgan Stanley
New York, NY                                                              Investment Management Inc.;
                                                                          President, Director and Chief
                                                                          Executive Officer of the Investment
                                                                          Manager and Morgan Stanley
                                                                          Services; Chairman, Chief Executive
                                                                          Officer and Director of the
                                                                          Distributor; Chairman
                                                                          and Director of the Transfer Agent;
                                                                          Director of various Morgan Stanley
                                                                          subsidiaries; President Morgan
                                                                          Stanley Investments LP (since
                                                                          February 2003); President of the
                                                                          Institutional Funds (since
                                                                          July 2003) and President of the
                                                                          Retail Funds and TCW/DW Term Trust
                                                                          2003 (since May 1999); Trustee
                                                                          (since July 2003) and President
                                                                          (since December 2002) of the Van
                                                                          Kampen Closed-End Funds; Trustee
                                                                          (since May 1999) and President
                                                                          (since October 2002) of the Van
                                                                          Kampen Open-End Funds.

Ronald E. Robison (64)                 Executive Vice  Since              Chief Global Operations Officer and
1221 Avenue of the Americas            President and   April 2003         Managing Director of Morgan Stanley
New York, NY                           Principal                          Investment Management Inc.;
                                       Executive                          Managing DIrector of Morgan
                                       Officer                            Stanley& Co. Incorporated; Managing
                                                                          DIrector of Morgan Stanley;
                                                                          Managing Director, Chief
                                                                          Administrative Officer and Director
                                                                          of the Investment Manager and
                                                                          Morgan Stanley Services; Chief
                                                                          Executive Officer and Director of
                                                                          the Transfer Agent; Executive Vice
                                                                          President and Principal Executive
                                                                          Officer of the
                                                                          Institutional Funds (since
                                                                          July 2003); and the TCW/DW Term
                                                                          Trust 2003 (since April 2003);
                                                                          previously President of the
                                                                          Institutional Funds
                                                                          (March 2001-July 2003) and Director
                                                                          of the Institutional Funds
                                                                          (March 2001-July 2003).

Barry Fink (48)                        Vice President  Since              General Counsel (since May 2000) and
1221 Avenue of the Americas            and General     February 1997      Managing Director (since
New York, NY                           Counsel                            December 2000) of Morgan Stanley
                                                                          Investment Management; Managing
                                                                          Director (since December 2000),
                                                                          Secretary (since February 1997) and
                                                                          Director (since July 1998) of the
                                                                          Investment Manager
                                                                          and Morgan Stanley Services;
                                                                          Assistant Secretary of Morgan
                                                                          Stanley DW; Chief Legal Officer of
                                                                          Morgan Stanley Investments LP
                                                                          (since July 2002); Vice President of
                                                                          the Institutional Funds (since
                                                                          July 2003); Vice President and
                                                                          Secretary of the Distributor;
                                                                          previously Secretary of the Retail
                                                                          Funds (February 1997-July 2003);
                                                                          previously Vice President and
                                                                          Assistant General Counsel of the
                                                                          Investment Manager and Morgan
                                                                          Stanley Services (February 1997-
                                                                          December 2001).

Joseph J. McAlinden (60)               Vice President  Since July 1995    Managing Director and Chief
1221 Avenue of the Americas                                               Investment Officer of the
New York, NY                                                              Investment Manager, Morgan Stanley
                                                                          Investment Management Inc. and
                                                                          Morgan Stanley Investments LP;
                                                                          Director of the Transfer Agent,
                                                                          Chief Investment Officer of the Van
                                                                          Kampen Funds; Vice President of the
                                                                          Institutional Funds (since
                                                                          July 2003) and the Retail Funds
                                                                          (since July 1995).

Stefanie V. Chang (36)                 Vice President  Since July 2003    Executive Director of Morgan
1221 Avenue of the Americas                                               Stanley & Co. and Morgan Stanley
New York, NY                                                              Investment Management Inc. and Vice
                                                                          President of the Institutional
                                                                          Funds (since December 1997) and the
                                                                          Retail Funds (since July 2003);
                                                                          formerly practiced law with the New
                                                                          York law firm of Rogers & Wells (now
                                                                          Clifford Chance LLP).

                                                         TERM OF
                                       POSITION(S)      OFFICE AND
   NAME, AGE AND ADDRESS OF             HELD WITH       LENGTH OF
     INDEPENDENT TRUSTEE               REGISTRANT      TIME SERVED*        PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
------------------------------------   -----------     ------------       ----------------------------------------------
Francis J. Smith (38)                  Treasurer and   Treasurer since    Executive Director of the
c/o Morgan Stanley Trust               Chief Financial July 2003 and      Investment Manager and Morgan
Harborside Financial Center,           Officer         Chief Financial    Stanley Services (since December
Plaza Two,                                             Officer since      2001); previously Vice President of
Jersey City, NJ                                        September 2002     the Retail Funds (September 2002-
                                                                          July 2003); previously Vice
                                                                          President of the Investment Manager
                                                                          and Morgan Stanley Services
                                                                          (August 2000-November 2001) and
                                                                          Senior Manager at
                                                                          PricewaterhouseCoopers LLP
                                                                          (January 1998-August 2000).

Thomas F. Caloia (57)                  Vice President  Since July 2003    Executive Director (since
c/o Morgan Stanley Trust                                                  December 2002) and Assistant
Harborside Financial Center,                                              Treasurer of the Investment
Plaza Two,                                                                Manager, the Distributor and Morgan
Jersey City, NJ                                                           Stanley Services; previously
                                                                          Treasurer of the Retail Funds
                                                                          (April 1989-July 2003); formerly
                                                                          First Vice President of the
                                                                          Investment Manager, the Distributor
                                                                          and Morgan Stanley Services.

Mary E. Mullin (36)                    Secretary       Since July 2003    Vice President of Morgan Stanley &
1221 Avenue of the Americas                                               Co. Incorporated and Morgan Stanley
New York, NY                                                              Investment Management Inc.;
                                                                          Secretary of the Institutional
                                                                          Funds (since June 1999) and the
                                                                          Retail Funds (since July 2003);
                                                                          formerly practiced law with the New
                                                                          York law firms of McDermott, Will &
                                                                          Emery and Skadden, Arps, Slate,
                                                                          Meagher & Flom LLP.

-------------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                              FEDERAL SECURITIES
                                                                           TRUST

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2003

[MORGAN STANLEY LOGO]

37895RPT-00-13064L03-AP-12/03

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)    No information need be disclosed pursuant to this paragraph.

(c)    Not applicable.

(d)    Not applicable.

(e)    Not applicable.

(f)

       (1)    The Fund's Code of Ethics is attached hereto as Exhibit A.

       (2)    Not applicable.

       (3)    Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 18, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 18, 2003

                                        3